SCUDDER ADVOCATE REWARDS



                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                    MAY 15, 2003 (SUPPLEMENTED JULY 15, 2003)

                                       FOR

               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES

                                    ISSUED BY

                      THE TRAVELERS LIFE & ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Variable Annuity Contract Prospectus dated May 15, 2003. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-9368 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY .....................................................    2
PRINCIPAL UNDERWRITER .....................................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT .........................    2
VALUATION OF ASSETS .......................................................    2
PERFORMANCE INFORMATION ...................................................    3
FEDERAL TAX CONSIDERATIONS ................................................   10
INDEPENDENT AUDITORS ......................................................   13
FINANCIAL STATEMENTS ......................................................

                              THE INSURANCE COMPANY

The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York), and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06199-0026 and its telephone number is (860) 308-3415.

The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. TLAC Separate Account Twelve for Variable Annuities ("Separate Account Twelve") meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Separate Account Twelve are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Connecticut Insurance Commissioner to adopt regulations under it.
Section 38a-433 contains no restrictions on the investments of Separate Account Twelve, and the Commissioner has adopted no regulations under the Section that affect Separate Account Twelve.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for Separate Account Twelve and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and Separate Account Twelve.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among Separate Account Twelve, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a funding option from one valuation period to the next. The net investment factor for a funding option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable funding option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

          (a) = investment income plus capital gains and losses (whether realized or unrealized);

          (b) = any deduction for applicable taxes (presently zero); and

          (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A funding option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each funding option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each funding option was established at $1.00. An annuity unit value as of any business day is equal to (a) the value of the annuity unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                             PERFORMANCE INFORMATION

From time to time, the Company may advertise several types of historical performance for the Funding Options of Separate Account Twelve. The Company may advertise the "standardized average annual total returns" of the Funding Options for Separate Account Twelve, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the "nonstandardized total returns," as described below:

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the "since inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods) and assume a total redemption at the end of each period. The recurring charges include the mortality and expense risk charge, the administrative expense charge, the annual contract administrative charge and the withdrawal charge. The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets for contracts sold (or anticipated to be sold) under the Prospectus to which this Statement of Additional Information relates.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge or the withdrawal charge, which, if reflected, would decrease the level of performance shown.

For Funding Options that were in existence before they became available under the Separate Account Eleven, the nonstandardized average annual total return quotations, also referred to as hypothetical historical performance, will reflect the investment performance that such Funding Options would have achieved (reduced by the applicable charges including the mortality and expense risk charge, the administrative expense charge and the withdrawal charge, as shown in the first set of tables and reduced by the applicable charges excluding the withdrawal charge in the next set of tables) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

                            SCUDDER ADVOCATE REWARDS
                           NONSTANDARDIZED PERFORMANCE
      (HYPOTHETICAL HISTORICAL PERFORMANCE INCLUDING THE WITHDRAWAL CHARGE)
                                 AS OF 12/31/02

----------------------------------------------------------------------------------------------------------------------------------
                                                                                        CUMULATIVE YEARS RETURN
----------------------------------------------------------------------------------------------------------------------------------
                                                                    INCEPTION
                                                                       DATE        1 YEAR      3 YEARS      5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Emerging Markets Portfolio+                           12/31/1997     -17.24%     -50.26%      -27.69%         -
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust Global Post-Venture Capital Portfolio           9/30/1996      -38.08%     -64.99%      -42.13%         -
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus MidCap Stock Portfolio - Service Shares                      5/1/1998      -18.24%     -16.43%         -            -
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares     10/15/1993     -33.45%     -55.26%      -23.57%         -
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF Utilities Fund                                           1/3/1995      -25.32%     -48.59%      -26.91%         -
----------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio - Class B                            5/1/1987      -23.56%     -59.67%      -30.13%      19.93%
----------------------------------------------------------------------------------------------------------------------------------
Scudder Global Discovery Portfolio - Class B                         5/1/1996      -25.09%     -48.45%       -5.53%         -
----------------------------------------------------------------------------------------------------------------------------------
Scudder Health Sciences Portfolio - Class B                         4/24/2001      -27.97%        -            -            -
----------------------------------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth Portfolio - Class B                      5/3/1999      -44.52%     -68.35%         -            -
----------------------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Portfolio - Class B                          7/16/1985      -33.67%     -53.53%      -26.54%      53.49%
----------------------------------------------------------------------------------------------------------------------------------
Scudder Growth & Income Portfolio - Class B                          5/2/1994      -28.16%     -40.08%      -35.03%         -
----------------------------------------------------------------------------------------------------------------------------------
Scudder International Select Equity Portfolio - Class B              1/6/1992      -19.31%     -53.06%      -28.57%      18.87%
----------------------------------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip Portfolio - Class B                         5/1/1998      -21.41%     -38.26%         -            -
----------------------------------------------------------------------------------------------------------------------------------
Scudder Technology Growth Portfolio - Class B                        5/3/1999      -39.51%     -68.69%         -            -
----------------------------------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services Portfolio - Class B                    5/1/1998      -14.62%     -1.14%          -            -
----------------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Portfolio - Class B                         5/1/1994      -37.59%     -61.54%      -41.96%         -
----------------------------------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value Portfolio - Class B                       5/1/1996      -17.29%     -3.13%       -15.29%         -
----------------------------------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth Portfolio - Class B                        5/3/1999      -35.12%     -53.46%         -            -
----------------------------------------------------------------------------------------------------------------------------------
SVS INVESCO Dynamic Growth Portfolio - Class B                       5/1/2001      -35.27%        -            -            -
----------------------------------------------------------------------------------------------------------------------------------
SVS Turner Mid Cap Growth Portfolio - Class B                        5/1/2001      -36.53%        -            -            -
----------------------------------------------------------------------------------------------------------------------------------
Scudder Growth Portfolio - Class B                                  12/9/1983      -33.87%     -59.72%      -39.72%      17.14%
----------------------------------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth Portfolio - Class B              10/29/1999     -32.57%     -50.88%         -            -
----------------------------------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities Portfolio - Class B                  10/29/1999     -35.02%     -57.51%         -            -
----------------------------------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity Portfolio - Class B                         5/1/2001      -43.29%        -            -            -
----------------------------------------------------------------------------------------------------------------------------------
Scudder Blue Chip Portfolio - Class B                                5/1/1997      -27.22%     -45.61%      -26.17%         -
----------------------------------------------------------------------------------------------------------------------------------
SVS Janus Growth And Income Portfolio - Class B                     10/29/1999     -25.42%     -42.82%         -            -
----------------------------------------------------------------------------------------------------------------------------------

                            SCUDDER ADVOCATE REWARDS
                           NONSTANDARDIZED PERFORMANCE
      (HYPOTHETICAL HISTORICAL PERFORMANCE INCLUDING THE WITHDRAWAL CHARGE)
                             AS OF 12/31/02 (CONT'D)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                          CUMULATIVE YEARS RETURN
----------------------------------------------------------------------------------------------------------------------------------
                                                              INCEPTION
                                                                 DATE          1 YEAR         3 YEARS      5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
SVS Index 500 Portfolio - Class B                              9/1/1999        -27.48%        -44.70%         -            -
----------------------------------------------------------------------------------------------------------------------------------
SVS Focus Value+Growth Portfolio - Class B                     5/1/1996        -30.68%        -45.11%      -26.80%         -
----------------------------------------------------------------------------------------------------------------------------------
Scudder Contrarian Value Portfolio - Class B                   5/1/1996        -20.56%        -10.18%       -7.92%         -
----------------------------------------------------------------------------------------------------------------------------------
SVS Davis Venture Value Portfolio - Class B                    5/1/2001        -21.33%           -            -            -
----------------------------------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity Portfolio - Class B              5/1/1998        -23.39%        -2.83%          -            -
----------------------------------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value Portfolio - Class B                    5/1/2002           -              -            -            -
----------------------------------------------------------------------------------------------------------------------------------
Scudder Total Return Portfolio - Class B                       4/6/1982        -20.75%        -30.45%      -12.27%      43.27%
----------------------------------------------------------------------------------------------------------------------------------
Scudder High Income Portfolio - Class B                        4/6/1982        -7.09%         -16.49%      -17.11%      32.07%
----------------------------------------------------------------------------------------------------------------------------------
Scudder Fixed Income Portfolio - Class B                       5/1/1996           -            2.13%        -3.23%         -
----------------------------------------------------------------------------------------------------------------------------------
Scudder Government Securities Portfolio - Class B              9/3/1987           -           16.66%        21.19%      52.98%
----------------------------------------------------------------------------------------------------------------------------------
Scudder Strategic Income Portfolio - Class B                   5/1/1997         4.40%          8.64%        9.29%          -
----------------------------------------------------------------------------------------------------------------------------------
Scudder Money Market Portfolio - Class B                      7/16/1985        -5.53%          0.40%        7.16%       21.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder Real Estate Securities Portfolio - Class B             5/1/2003           -              -            -            -
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                     1/25/1995        -37.96%        -61.98%       0.63%          -
----------------------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio                              9/5/1989        -16.71%        -23.83%       25.17%      99.68%
----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                  ANNUAL RETURNS
------------------------------------------------------------------------------------------------------------------
                                                                    3 YEARS           5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------------------
Credit Suisse Emerging Markets Portfolio+                           -19.64%            -4.99%             -
------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust Global Post-Venture Capital Portfolio           -28.62%            -9.16%             -
------------------------------------------------------------------------------------------------------------------
Dreyfus MidCap Stock Portfolio - Service Shares                     -4.39%               -                -
------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares     -22.46%            -3.93%             -
------------------------------------------------------------------------------------------------------------------
INVESCO VIF Utilities Fund                                          -18.74%            -4.79%             --
------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio - Class B                           -25.12%            -5.65%           3.43%
------------------------------------------------------------------------------------------------------------------
Scudder Global Discovery Portfolio - Class B                        -18.67%            0.23%              -
------------------------------------------------------------------------------------------------------------------
Scudder Health Sciences Portfolio - Class B                            -                 -                -
------------------------------------------------------------------------------------------------------------------

                            SCUDDER ADVOCATE REWARDS
                           NONSTANDARDIZED PERFORMANCE
      (HYPOTHETICAL HISTORICAL PERFORMANCE INCLUDING THE WITHDRAWAL CHARGE)
                             AS OF 12/31/02 (CONT'D)

---------------------------------------------------------------------------------------------------------------------------
                                                                                      ANNUAL RETURNS
---------------------------------------------------------------------------------------------------------------------------
                                                                     3 YEARS              5 YEARS              10 YEARS
---------------------------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth Portfolio - Class B                      -31.02%                 -                    -
---------------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Portfolio - Class B                           -21.46%               -4.69%               5.90%
---------------------------------------------------------------------------------------------------------------------------
Scudder Growth & Income Portfolio - Class B                          -14.46%               -7.02%                 -
---------------------------------------------------------------------------------------------------------------------------
Scudder International Select Equity Portfolio - Class B              -21.19%               -5.23%               3.35%
---------------------------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip Portfolio - Class B                         -13.60%                 -                    -
---------------------------------------------------------------------------------------------------------------------------
Scudder Technology Growth Portfolio - Class B                        -31.28%                 -                    -
---------------------------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services Portfolio - Class B                     1.09%                  -                    -
---------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Portfolio - Class B                         -26.31%               -9.10%                 -
---------------------------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value Portfolio - Class B                        0.42%                -1.93%                 -
---------------------------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth Portfolio - Class B                        -21.41%                 -                    -
---------------------------------------------------------------------------------------------------------------------------
SVS INVESCO Dynamic Growth Portfolio - Class B                          -                    -                    -
---------------------------------------------------------------------------------------------------------------------------
SVS Turner Mid Cap Growth Portfolio - Class B                           -                    -                    -
---------------------------------------------------------------------------------------------------------------------------
Scudder Growth Portfolio - Class B                                   -25.15%               -8.41%               3.20%
---------------------------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth Portfolio - Class B               -19.98%                 -                    -
---------------------------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities Portfolio - Class B                   -23.79%                 -                    -
---------------------------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity Portfolio - Class B                            -                    -                    -
---------------------------------------------------------------------------------------------------------------------------
Scudder Blue Chip Portfolio - Class B                                -17.19%               -4.60%                 -
---------------------------------------------------------------------------------------------------------------------------
SVS Janus Growth And Income Portfolio - Class B                      -15.79%                 -                    -
---------------------------------------------------------------------------------------------------------------------------
SVS Index 500 Portfolio - Class B                                    -16.73%                 -                    -
---------------------------------------------------------------------------------------------------------------------------
SVS Focus Value+Growth Portfolio - Class B                           -16.94%               -4.76%                 -
---------------------------------------------------------------------------------------------------------------------------
Scudder Contrarian Value Portfolio - Class B                         -2.07%                -0.28%                 -
---------------------------------------------------------------------------------------------------------------------------
SVS Davis Venture Value Portfolio - Class B                             -                    -                    -
---------------------------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity Portfolio - Class B                     0.52%                  -                    -
---------------------------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value Portfolio - Class B                             -                    -                    -
---------------------------------------------------------------------------------------------------------------------------
Scudder Total Return Portfolio - Class B                             -10.08%               -1.24%               5.20%
---------------------------------------------------------------------------------------------------------------------------
Scudder High Income Portfolio - Class B                              -4.42%                -2.36%               4.39%
---------------------------------------------------------------------------------------------------------------------------
Scudder Fixed Income Portfolio - Class B                              2.17%                0.71%                  -
---------------------------------------------------------------------------------------------------------------------------
Scudder Government Securities Portfolio - Class B                     6.71%                5.25%                5.86%
---------------------------------------------------------------------------------------------------------------------------

                            SCUDDER ADVOCATE REWARDS
                           NONSTANDARDIZED PERFORMANCE
      (HYPOTHETICAL HISTORICAL PERFORMANCE INCLUDING THE WITHDRAWAL CHARGE)
                             AS OF 12/31/02 (CONT'D)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUAL RETURNS
--------------------------------------------------------------------------------------------------------------------------------
                                                                          3 YEARS              5 YEARS              10 YEARS
--------------------------------------------------------------------------------------------------------------------------------
Scudder Strategic Income Portfolio - Class B                               4.25%                3.14%                  -
--------------------------------------------------------------------------------------------------------------------------------
Scudder Money Market Portfolio - Class B                                   1.60%                2.74%                3.57%
--------------------------------------------------------------------------------------------------------------------------------
Scudder Real Estate Securities Portfolio - Class B                           -                    -                    -
--------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                 -26.60%               1.48%                  -
--------------------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio                                         -7.31%                5.92%                8.61%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                        CALENDAR YEAR RETURNS
--------------------------------------------------------------------------------------------------------------------------------
                                                                        12/31/2001            12/31/2000           12/31/1999
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Emerging Markets Portfolio+                                 -22.55%              -34.94%               75.97%
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust Global Post-Venture Capital Portfolio                 -31.53%              -21.43%               57.87%
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus MidCap Stock Portfolio - Service Shares                           -7.30%                5.53%                6.84%
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares           -25.37%              -14.12%               29.72%
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF Utilities Fund                                                -21.65%               0.90%                14.68%
--------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio - Class B                                 -28.03%              -25.48%               49.24%
--------------------------------------------------------------------------------------------------------------------------------
Scudder Global Discovery Portfolio - Class B                              -21.58%               -9.35%               60.51%
--------------------------------------------------------------------------------------------------------------------------------
Scudder Health Sciences Portfolio - Class B                                  -                    -                    -
--------------------------------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth Portfolio - Class B                           -33.93%              -27.34%                 -
--------------------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Portfolio - Class B                                -24.37%              -13.97%               30.39%
--------------------------------------------------------------------------------------------------------------------------------
Scudder Growth & Income Portfolio - Class B                               -17.37%               -6.33%               1.60%
--------------------------------------------------------------------------------------------------------------------------------
Scudder International Select Equity Portfolio - Class B                   -24.10%              -24.30%               40.64%
--------------------------------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip Portfolio - Class B                              -16.51%               -7.57%               23.28%
--------------------------------------------------------------------------------------------------------------------------------
Scudder Technology Growth Portfolio - Class B                             -34.19%              -25.36%                 -
--------------------------------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services Portfolio - Class B                         -1.82%                22.13%               -8.95%
--------------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Portfolio - Class B                              -29.22%              -14.75%               29.75%
--------------------------------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value Portfolio - Class B                            -2.49%                -0.33%               -1.28%
--------------------------------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth Portfolio - Class B                             -24.32%               -9.13%                 -
--------------------------------------------------------------------------------------------------------------------------------
SVS INVESCO Dynamic Growth Portfolio - Class B                               -                    -                    -
--------------------------------------------------------------------------------------------------------------------------------

                            SCUDDER ADVOCATE REWARDS
                           NONSTANDARDIZED PERFORMANCE
      (HYPOTHETICAL HISTORICAL PERFORMANCE INCLUDING THE WITHDRAWAL CHARGE)
                             AS OF 12/31/02 (CONT'D)

--------------------------------------------------------------------------------------------------------------------------
                                                                                 CALENDAR YEAR RETURNS
--------------------------------------------------------------------------------------------------------------------------
                                                                 12/31/2001            12/31/2000           12/31/1999
--------------------------------------------------------------------------------------------------------------------------
SVS Turner Mid Cap Growth Portfolio - Class B                         -                    -                    -
--------------------------------------------------------------------------------------------------------------------------
Scudder Growth Portfolio - Class B                                 -28.06%              -22.90%               32.25%
--------------------------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth Portfolio - Class B             -22.89%              -13.10%                 -
--------------------------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities Portfolio - Class B                 -26.70%              -15.44%                 -
--------------------------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity Portfolio - Class B                          -                    -                    -
--------------------------------------------------------------------------------------------------------------------------
Scudder Blue Chip Portfolio - Class B                              -20.10%              -11.94%               20.64%
--------------------------------------------------------------------------------------------------------------------------
SVS Janus Growth And Income Portfolio - Class B                    -18.70%              -13.25%                 -
--------------------------------------------------------------------------------------------------------------------------
SVS Index 500 Portfolio - Class B                                  -19.64%              -13.99%                 -
--------------------------------------------------------------------------------------------------------------------------
SVS Focus Value+Growth Portfolio - Class B                         -19.85%               -8.10%               12.12%
--------------------------------------------------------------------------------------------------------------------------
Scudder Contrarian Value Portfolio - Class B                       -4.98%                11.47%              -13.99%
--------------------------------------------------------------------------------------------------------------------------
SVS Davis Venture Value Portfolio - Class B                           -                    -                  -1.69%
--------------------------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity Portfolio - Class B                  -2.39%                25.53%              -14.91%
--------------------------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value Portfolio - Class B                           -                    -                    -
--------------------------------------------------------------------------------------------------------------------------
Scudder Total Return Portfolio - Class B                           -12.99%               -6.85%               10.46%
--------------------------------------------------------------------------------------------------------------------------
Scudder High Income Portfolio - Class B                            -7.33%               -12.76%               -1.91%
--------------------------------------------------------------------------------------------------------------------------
Scudder Fixed Income Portfolio - Class B                           -0.74%                0.21%                -9.00%
--------------------------------------------------------------------------------------------------------------------------
Scudder Government Securities Portfolio - Class B                   3.80%                6.66%                -3.09%
--------------------------------------------------------------------------------------------------------------------------
Scudder Strategic Income Portfolio - Class B                        1.34%                -1.52%               -9.49%
--------------------------------------------------------------------------------------------------------------------------
Scudder Money Market Portfolio - Class B                           -1.31%                2.02%                1.14%
--------------------------------------------------------------------------------------------------------------------------
Scudder Real Estate Securities Portfolio - Class B                    -                    -                    -
--------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                          -29.51%              -28.54%               72.24%
--------------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio                                  -10.22%               -6.98%               24.53%
--------------------------------------------------------------------------------------------------------------------------

                            SCUDDER ADVOCATE REWARDS
                           NONSTANDARDIZED PERFORMANCE
      (HYPOTHETICAL HISTORICAL PERFORMANCE EXCLUDING THE WITHDRAWAL CHARGE)
                                 AS OF 12/31/02

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 CUMULATIVE YEARS RETURNS
---------------------------------------------------------------------------------------------------------------------------------
                                                             INCEPTION DATE       1 YEAR      3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Emerging Markets Portfolio+                      12/31/1997         -12.40%     -47.65%     -24.07%         -
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust Global Post-Venture Capital Portfolio      9/30/1996          -34.53%     -63.24%     -39.28%         -
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus MidCap Stock Portfolio - Service Shares                 5/1/1998          -13.46%     -11.87%        -            -
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc. - Service
Shares                                                         10/15/1993         -29.61%     -52.95%     -19.72%         -
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF Utilities Fund                                      1/3/1995          -20.98%     -45.89%     -23.25%         -
---------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio - Class B                       5/1/1987          -19.11%     -57.60%     -26.64%      23.31%
---------------------------------------------------------------------------------------------------------------------------------
Scudder Global Discovery Portfolio - Class B                    5/1/1996          -20.73%     -45.74%      -0.72%         -
---------------------------------------------------------------------------------------------------------------------------------
Scudder Health Sciences Portfolio - Class B                    4/24/2001          -23.79%        -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth Portfolio - Class B                 5/3/1999          -41.36%     -66.79%        -            -
---------------------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Portfolio - Class B                     7/16/1985          -29.84%     -51.11%     -22.86%      56.22%
---------------------------------------------------------------------------------------------------------------------------------
Scudder Growth & Income Portfolio - Class B                     5/2/1994          -24.00%     -36.88%     -31.80%         -
---------------------------------------------------------------------------------------------------------------------------------
Scudder International Select Equity Portfolio - Class B         1/6/1992          -14.60%     -50.62%     -24.99%      22.27%
---------------------------------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip Portfolio - Class B                    5/1/1998          -16.83%     -34.97%        -            -
---------------------------------------------------------------------------------------------------------------------------------
Scudder Technology Growth Portfolio - Class B                   5/3/1999          -36.04%     -67.15%        -            -
---------------------------------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services Portfolio - Class B               5/1/1998          -9.61%       4.08%         -            -
---------------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Portfolio - Class B                    5/1/1994          -34.01%     -59.59%     -39.10%         -
---------------------------------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value Portfolio - Class B                  5/1/1996          -12.45%      2.10%      -11.00%         -
---------------------------------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth Portfolio - Class B                   5/3/1999          -31.38%     -51.03%        -            -
---------------------------------------------------------------------------------------------------------------------------------
SVS INVESCO Dynamic Growth Portfolio - Class B                  5/1/2001          -31.54%        -           -            -
---------------------------------------------------------------------------------------------------------------------------------
SVS Turner Mid Cap Growth Portfolio - Class B                   5/1/2001          -32.88%        -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Scudder Growth Portfolio - Class B                             12/9/1983          -30.05%     -57.66%     -36.74%      20.58%
---------------------------------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth Portfolio - Class B         10/29/1999         -28.67%     -48.31%        -            -
---------------------------------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities Portfolio - Class B             10/29/1999         -31.27%     -55.33%        -            -
---------------------------------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity Portfolio - Class B                    5/1/2001          -40.06%        -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Scudder Blue Chip Portfolio - Class B                           5/1/1997          -22.99%     -42.74%     -22.47%         -
---------------------------------------------------------------------------------------------------------------------------------
SVS Janus Growth And Income Portfolio - Class B                10/29/1999         -21.09%     -39.79%        -            -
---------------------------------------------------------------------------------------------------------------------------------
SVS Index 500 Portfolio - Class B                               9/1/1999          -23.28%     -41.78%        -            -
---------------------------------------------------------------------------------------------------------------------------------
SVS Focus Value+Growth Portfolio - Class B                      5/1/1996          -26.67%     -42.21%     -23.13%         -
---------------------------------------------------------------------------------------------------------------------------------
Scudder Contrarian Value Portfolio - Class B                    5/1/1996          -15.93%      -5.26%      -3.23%         -
---------------------------------------------------------------------------------------------------------------------------------
SVS Davis Venture Value Portfolio - Class B                     5/1/2001          -16.75%        -           -            -
---------------------------------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity Portfolio - Class B               5/1/1998          -18.93%      2.39%         -            -
---------------------------------------------------------------------------------------------------------------------------------

                            SCUDDER ADVOCATE REWARDS
                           NONSTANDARDIZED PERFORMANCE
      (HYPOTHETICAL HISTORICAL PERFORMANCE EXCLUDING THE WITHDRAWAL CHARGE)
                             AS OF 12/31/02 (CONT'D)

-----------------------------------------------------------------------------------------------------------------------
                                                                         CUMULATIVE YEARS RETURNS
-----------------------------------------------------------------------------------------------------------------------
                                                       INCEPTION DATE      1 YEAR     3 YEARS     5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value Portfolio - Class B               5/1/2002
-----------------------------------------------------------------------------------------------------------------------
Scudder Total Return Portfolio - Class B                  4/6/1982         -16.13%    -26.70%     -7.81%      46.21%
-----------------------------------------------------------------------------------------------------------------------
Scudder High Income Portfolio - Class B                   4/6/1982         -1.63%     -11.94%     -12.91%     35.22%
-----------------------------------------------------------------------------------------------------------------------
Scudder Fixed Income Portfolio - Class B                  5/1/1996          6.63%      7.32%       1.60%        -
-----------------------------------------------------------------------------------------------------------------------
Scudder Government Securities Portfolio - Class B         9/3/1987          6.64%      21.77%     25.79%      55.72%
-----------------------------------------------------------------------------------------------------------------------
Scudder Strategic Income Portfolio - Class B              5/1/1997          9.99%      13.79%     14.01%
-----------------------------------------------------------------------------------------------------------------------
Scudder Money Market Portfolio - Class B                  7/16/1985         0.04%      5.62%      11.93%      25.03%
-----------------------------------------------------------------------------------------------------------------------
Scudder Real Estate Securities Portfolio - Class B        5/1/2003            -          -           -          -
-----------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 1/25/1995        -34.40%    -60.05%      5.43%        -
-----------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio                         9/5/1989         -11.84%    -19.70%     29.74%     101.53%
-----------------------------------------------------------------------------------------------------------------------

                            SCUDDER ADVOCATE REWARDS
                           NONSTANDARDIZED PERFORMANCE
      (HYPOTHETICAL HISTORICAL PERFORMANCE EXCLUDING THE WITHDRAWAL CHARGE)
                             AS OF 12/31/02 (CONT'D)

------------------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUAL RETURNS
------------------------------------------------------------------------------------------------------------------------------
                                                                         3 YEARS              5 YEARS            10 YEARS
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Emerging Markets Portfolio+                                -18.91%               -4.60%               -
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust Global Post-Venture Capital Portfolio                -28.00%               -8.79%               -
------------------------------------------------------------------------------------------------------------------------------
Dreyfus MidCap Stock Portfolio - Service Shares                           -3.48%                 -                  -
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares          -21.76%               -3.54%               -
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF Utilities Fund                                               -18.00%               -4.40%               -
------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio - Class B                                -24.45%               -5.26%             3.03%
------------------------------------------------------------------------------------------------------------------------------
Scudder Global Discovery Portfolio - Class B                             -17.92%               0.65%
------------------------------------------------------------------------------------------------------------------------------
Scudder Health Sciences Portfolio - Class B                                 -                    -                  -
------------------------------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth Portfolio - Class B                          -30.43%                 -                  -
------------------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Portfolio - Class B                               -20.75%               -4.30%             5.49%
------------------------------------------------------------------------------------------------------------------------------
Scudder Growth & Income Portfolio - Class B                              -13.66%               -6.64%
------------------------------------------------------------------------------------------------------------------------------
Scudder International Select Equity Portfolio - Class B                  -20.48%               -4.84%             2.95%
------------------------------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip Portfolio - Class B                             -12.80%                 -                  -
-----------------------------------------------------------------------------------------------------------------------------
Scudder Technology Growth Portfolio - Class B                            -30.69%                                    -
------------------------------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services Portfolio - Class B                         2.01%                  -                  -
------------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Portfolio - Class B                             -25.66%               -8.74%               -
------------------------------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value Portfolio - Class B                            1.36%                -1.52%               -
------------------------------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth Portfolio - Class B                            -20.70%                 -                  -
------------------------------------------------------------------------------------------------------------------------------
SVS INVESCO Dynamic Growth Portfolio - Class B                              -                    -                  -
------------------------------------------------------------------------------------------------------------------------------
SVS Turner Mid Cap Growth Portfolio - Class B                               -                    --                 -
------------------------------------------------------------------------------------------------------------------------------
Scudder Growth Portfolio - Class B                                       -24.48%               -8.04%             2.80%
------------------------------------------------------------------------------------------------------------------------------

                            SCUDDER ADVOCATE REWARDS
                           NONSTANDARDIZED PERFORMANCE
      (HYPOTHETICAL HISTORICAL PERFORMANCE EXCLUDING THE WITHDRAWAL CHARGE)
                             AS OF 12/31/02 (CONT'D)

------------------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUAL RETURNS
------------------------------------------------------------------------------------------------------------------------------
                                                                         3 YEARS              5 YEARS           10 YEARS
------------------------------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth Portfolio - Class B                   -19.25%                 -                  -
------------------------------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities Portfolio - Class B                       -23.11%                 -                  -
------------------------------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity Portfolio - Class B                                -                    -                  -
------------------------------------------------------------------------------------------------------------------------------
Scudder Blue Chip Portfolio - Class B                                    -16.43%              -4.21%
------------------------------------------------------------------------------------------------------------------------------
SVS Janus Growth And Income Portfolio - Class B                          -15.01%                 -                  -
------------------------------------------------------------------------------------------------------------------------------
SVS Index 500 Portfolio - Class B                                        -15.96%                 -                  -
------------------------------------------------------------------------------------------------------------------------------
SVS Focus Value+Growth Portfolio - Class B                               -16.17%              -4.37%                -
------------------------------------------------------------------------------------------------------------------------------
Scudder Contrarian Value Portfolio - Class B                              -1.13%               0.14%                -
------------------------------------------------------------------------------------------------------------------------------
SVS Davis Venture Value Portfolio - Class B                                 -                    -                  -
------------------------------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity Portfolio - Class B                         1.46%                  -                  -
------------------------------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value Portfolio - Class B                                 -                    -                  -
------------------------------------------------------------------------------------------------------------------------------
Scudder Total Return Portfolio - Class B                                  -9.24%              -0.83%              4.80%
------------------------------------------------------------------------------------------------------------------------------
Scudder High Income Portfolio - Class B                                   -3.51%              -1.95%              3.99%
------------------------------------------------------------------------------------------------------------------------------
Scudder Fixed Income Portfolio - Class B                                  3.06%                1.12%                -
------------------------------------------------------------------------------------------------------------------------------
Scudder Government Securities Portfolio - Class B                         7.49%                5.53%              5.46%
------------------------------------------------------------------------------------------------------------------------------
Scudder Strategic Income Portfolio - Class B                              5.09%                3.48%                -
------------------------------------------------------------------------------------------------------------------------------
Scudder Money Market Portfolio - Class B                                  2.52%                3.10%              3.18%
------------------------------------------------------------------------------------------------------------------------------
Scudder Real Estate Securities Portfolio - Class B                          -                    -                  -
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                -25.95%               1.87%                -
------------------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio                                         -6.43%               6.18%              8.20%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                     CALENDAR YEAR RETURNS
------------------------------------------------------------------------------------------------------------------------------
                                                                        12/31/2001          12/31/2000         12/31/1999
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Emerging Markets Portfolio+                                -10.54%              -31.97%            78.66%
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust Global Post-Venture Capital Portfolio                -30.13%              -18.46%            60.56%
------------------------------------------------------------------------------------------------------------------------------
Dreyfus MidCap Stock Portfolio - Service Shares                           -4.25%               8.50%              9.53%
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares          -23.45%              -11.15%            32.41%
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF Utilities Fund                                               -32.82%               3.87%             17.37%
------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio - Class B                                -31.26%              -22.51%            51.93%
------------------------------------------------------------------------------------------------------------------------------
Scudder Global Discovery Portfolio - Class B                             -25.53%              -6.38%             63.19%
------------------------------------------------------------------------------------------------------------------------------
Scudder Health Sciences Portfolio - Class B                                 -                    -                  -
------------------------------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth Portfolio - Class B                          -24.11%              -24.37%               -
------------------------------------------------------------------------------------------------------------------------------

                            SCUDDER ADVOCATE REWARDS
                           NONSTANDARDIZED PERFORMANCE
      (HYPOTHETICAL HISTORICAL PERFORMANCE EXCLUDING THE WITHDRAWAL CHARGE)
                             AS OF 12/31/02 (CONT'D)

------------------------------------------------------------------------------------------------------------------------------
                                                                                     CALENDAR YEAR RETURNS
------------------------------------------------------------------------------------------------------------------------------
                                                                        12/31/2001          12/31/2000         12/31/1999
------------------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Portfolio - Class B                               -20.32%              -11.00%            33.08%
------------------------------------------------------------------------------------------------------------------------------
Scudder Growth & Income Portfolio - Class B                              -12.41%              -3.36%              4.29%
------------------------------------------------------------------------------------------------------------------------------
Scudder International Select Equity Portfolio - Class B                  -25.19%              -21.33%            43.33%
------------------------------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip Portfolio - Class B                             -16.45%              -4.60%             25.97%
------------------------------------------------------------------------------------------------------------------------------
Scudder Technology Growth Portfolio - Class B                            -32.97%              -22.39%               -
------------------------------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services Portfolio - Class B                         -6.08%              25.10%             -6.26%
------------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Portfolio - Class B                             -29.47%              -11.78%            32.44%
------------------------------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value Portfolio - Class B                            15.92%               2.64%              1.41%
------------------------------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth Portfolio - Class B                            -22.59%              -6.16%                -
------------------------------------------------------------------------------------------------------------------------------
SVS INVESCO Dynamic Growth Portfolio - Class B                              -                    -                  -
------------------------------------------------------------------------------------------------------------------------------
SVS Turner Mid Cap Growth Portfolio - Class B                               -                    -                  -
------------------------------------------------------------------------------------------------------------------------------
Scudder Growth Portfolio - Class B                                       -23.16%              -19.93%            34.94%
------------------------------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth Portfolio - Class B                   -17.89%              -10.13%               -
------------------------------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities Portfolio - Class B                       -24.48%              -12.47%               -
------------------------------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity Portfolio - Class B                                                                        -
------------------------------------------------------------------------------------------------------------------------------
Scudder Blue Chip Portfolio - Class B                                    -16.78%              -8.97%             23.33%
------------------------------------------------------------------------------------------------------------------------------
SVS Janus Growth And Income Portfolio - Class B                          -13.34%              -10.28%               -
------------------------------------------------------------------------------------------------------------------------------
SVS Index 500 Portfolio - Class B                                        -13.11%              -11.02%               -
------------------------------------------------------------------------------------------------------------------------------
SVS Focus Value+Growth Portfolio - Class B                               -15.35%              -5.13%             14.81%
------------------------------------------------------------------------------------------------------------------------------
Scudder Contrarian Value Portfolio - Class B                              0.47%               14.44%             -11.30%
------------------------------------------------------------------------------------------------------------------------------
SVS Davis Venture Value Portfolio - Class B                                 -                    -                  -
------------------------------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity Portfolio - Class B                         0.32%               28.50%             -12.22%
------------------------------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value Portfolio - Class B                                 -                    -                  -
------------------------------------------------------------------------------------------------------------------------------
Scudder Total Return Portfolio - Class B                                  -7.28%              -3.88%             13.15%
------------------------------------------------------------------------------------------------------------------------------
Scudder High Income Portfolio - Class B                                   1.23%               -9.79%              0.78%
------------------------------------------------------------------------------------------------------------------------------
Scudder Fixed Income Portfolio - Class B                                  -0.50%               3.18%             -6.31%
------------------------------------------------------------------------------------------------------------------------------
Scudder Government Securities Portfolio - Class B                         6.24%                9.63%             -0.41%
------------------------------------------------------------------------------------------------------------------------------
Scudder Strategic Income Portfolio - Class B                              4.03%                1.45%             -6.81%
------------------------------------------------------------------------------------------------------------------------------
Scudder Money Market Portfolio - Class B                                  2.58%                4.99%              3.83%
------------------------------------------------------------------------------------------------------------------------------
Scudder Real Estate Securities Portfolio - Class B                          -                    -                  -
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                -16.89%              -25.57%            74.93%
------------------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio                                         -3.22%              -4.01%             27.21%
------------------------------------------------------------------------------------------------------------------------------

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the contract owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in
2005 and $15,000 in 2005. The $15,000 annual limit will be indexed for inflation after 2005.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

    1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

            (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

            (b)     a term-for-years settlement distribution is elected
                   for a period of ten years or more, payable at least annually, or

            (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

            (d)    the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.


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3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2003, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,600 or less per year, will generally be exempt from periodic withholding.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.


                              INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the account's financial statements. However, since TLAC Separate Account Twelve for Variable Annuities is newly established, there are no financial statements for this account.

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002, have been included herein in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2002, financial statements and schedules of The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting for goodwill and other intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.










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                       STATEMENT OF ADDITIONAL INFORMATION


               TLAC SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES



                            SCUDDER ADVOCATE REWARDS









                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY





                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415









                                                              May, 2003
                                                              (Supplemented July
L-19976S-TLAC                                                 15, 2003)